Registration Rights Agreement Liability	6 Months Ended
Jun. 30, 2026
Registration Rights Agreement Liability [Abstract]
REGISTRATION RIGHTS AGREEMENT LIABILITY

NOTE 4 – REGISTRATION RIGHTS AGREEMENT LIABILITY:

In connection with the private placement that occurred simultaneously with the Share Exchange on August 14, 2023 (the “Private Placement”), the Company entered into a securities purchase agreement with certain purchasers (the “Private Placement Investors” and such agreement, the “Securities Purchase Agreement”). On the same date, the Company entered into a registration rights agreement with the Private Placement Investors (together with all attachments and exhibits thereto, as each may be amended or modified from time to time, the “Registration Rights Agreement”), pursuant to which the Company agreed to register, among other registrable securities (as further described in the Registration Rights Agreement), on Form S-1 (or, if the Company is then eligible, on Form S-3) with the Securities and Exchange Commission (the “SEC”): (i) the shares of Common Stock issued in the Private Placement Shares,(the “Private Placement Shares”), (ii) the shares of Common Stock underlying the shares of Series A Preferred Stock (the “Conversion Shares”), (iii) the shares of Common Stock underlying the warrants issued to the Private Placement Investors in the Private Placement (the “Private Placement Warrants” and the shares underlying such warrants, the “Warrant Shares”), and (iv) the shares of the Company’s Common Stock underlying the securities issued to the investors who, on or about December 6, 2021, participated in the $3,000,000 private placement financing (the “December 2021 Shares” and, together with the Private Placement Shares, the Conversion Shares, the Warrant Shares, collectively, the “Registrable Securities”).

Under the Registration Rights Agreement, among other things, if a registration statement registering the resale of the Registrable Securities is not filed by the 45th calendar date following the date of the Registration Rights Agreement and if such registration statement is not declared effective by the SEC by the 135th calendar day (or, in the event of a “full review” by the SEC, the 165th calendar day) following the date of the Registration Rights Agreement, then the Company was required to pay as partial liquidated damages in amount equal to the product of 1.0% multiplied by the aggregate Subscription Amount (as defined in the Securities Purchase Agreement) paid by such investor pursuant to the Securities Purchase Agreement every calendar month (pro-rated for periods totaling less than a calendar month) until filed. Such liquidated damages would bear interest at the rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law), accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.

Pursuant to Section 6(e) of the Registration Rights Agreement, the provisions of the Registration Rights Agreement may be amended by obtaining the written consent of the Company and the Private Placement Investors holding 50.1% or more of the then-outstanding Registrable Securities (the “Required Holders”). On February 9, 2024, the Company filed a registration statement on Form S-1 registering for resale the Registrable Securities, which was declared effective by the SEC on June 14, 2024. On August 13, 2024, the Company and the Required Holders entered into an Amendment to the Registration Rights Agreement (“Registration Rights Agreement Amendment”), pursuant to which effective retroactively to September 28, 2023, (i) the date in which a registration statement registering the resale of the Registrable Securities (the “Registration Statement”) is required to be filed pursuant to the Registration Rights Agreement was amended to February 9, 2024, and (ii) the date in which the Registration Statement is required to be declared effective by the SEC pursuant to the Registration Rights Agreement was amended to June 14, 2024. In consideration for entering into the Registration Rights Agreement Amendment, the Company agreed to pay the Private Placement Investors the liquidated damages equal to the amount that would otherwise have accrued pursuant to the Registration Rights Agreement, without giving effect to the Registration Rights Agreement Amendment, which became due and payable upon signing the Registration Rights Agreement Amendment on August 13, 2024, and which did not become due or payable prior to such date. The Company recorded $520,000 as Registration Rights Agreement Liability in respect of the Registration Rights Agreement Amendment. This liability does not bear interest and a repayment date has not yet been determined.